Income Taxes - Schedule of Benefit from Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred:
Deferred benefit	$ 2,585	$ 5,776
Deferred tax asset valuation allowance	(2,585)	(5,776)
Total benefit from income taxes